Other Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 103	$ 93	$ 79
Impairment loss of intangible assets	$ 38
Acquired Licenses and Technologies [Member]
Finite Lived Intangible Assets [Line Items]
Impairment loss of intangible assets		$ 1	$ 4